Share capital - Schedule of Shares Outstanding (Details)	6 Months Ended
	Jun. 30, 2023 shares shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	(16,563,373)	(18,021,738)
Class A
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	283,434,752	281,976,387
Sale of treasury shares related to share-based compensation (in shares)	1,476,316
Purchase of treasury shares (in shares)	(17,951)
Share options granted (in shares)	1,019,799
Awards granted under various incentive plans with dilutive effects at June 30, 2023 (in shares)	3,356,768
Class B
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	345,437,500	345,437,500
Sale of treasury shares related to share-based compensation (in shares)	0
Purchase of treasury shares (in shares)	0
Share options granted (in shares)	0
Awards granted under various incentive plans with dilutive effects at June 30, 2023 (in shares)	11,792,673